Expense Example, No Redemption {- Fidelity Sustainable International Equity Fund} - NF_10.31 Fidelity International Sustainable Funds AMCIZ Combo PRO-01 - Fidelity Sustainable International Equity Fund
Feb. 09, 2022 USD ($)
Fidelity Advisor Sustainable International Equity Fund: Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,123
Fidelity Advisor Sustainable International Equity Fund: Class M
Expense Example, No Redemption:
1 Year	502
3 Years	985
Fidelity Advisor Sustainable International Equity Fund: Class C
Expense Example, No Redemption:
1 Year	208
3 Years	809
Fidelity Advisor Sustainable International Equity Fund: Class I
Expense Example, No Redemption:
1 Year	107
3 Years	505
Fidelity Advisor Sustainable International Equity Fund: Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	$ 465